Document And Entity Information	12 Months Ended
	Dec. 31, 2011	May 18, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Neologic Animation Inc.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		50,000
Amendment Flag	false
Entity Central Index Key	0001371310
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Full East International Ltd. (A Development Stage Company) Consolidated Balance Sheet As of December 31, 2011 (USD $)	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,976
Total Assets	1,976
Liabilities and Shareholders' Equity
Due to related parties	1,763
Total Liabilities	1,763
Stockholders' Equity
Common stock, $1 par value, 50,000 shares authorized, 50,000 shares issued and outstanding	50,000
Additional paid-in capital	16,646
Subscription receivables	(50,000)
Accumulated other comprehensive income	26
Accumulated deficit	(16,459)
Total Stockholders' Equity	213
Total Liabilities & Stockholders' Equity	$ 1,976

Full East International Ltd. (A Development Stage Company) Consolidated Balance Sheet As of December 31, 2011 (Parentheticals) (USD $)	Dec. 31, 2011
Common stock par value (in Dollars per share)	$ 1
Common stock, shares authorized	50,000
Common stock, shares issued	50,000
Common stock, shares outstanding	50,000

Full East International Ltd. (A Development Stage Company) Consolidated Statement of Operations and Comprehensive Loss For the Period From May 4, 2011 (Inception) to December 31, 2011 (USD $)	12 Months Ended
Dec. 31, 2011
Operating Expenses
General and administrative	$ 16,464
Total operating expenses	16,464
Operating loss	(16,464)
Other income:
Interest income	5
Total other income	5
Net loss	(16,459)
Other Comprehensive Income:
Foreign currency translation	26
Total comprehensive loss	$ (16,433)
Loss per share - basic and diluted (in Dollars per share)	$ (0.33)
Weighted-average shares outstanding - basic and diluted (in Shares)	50,000

Full East International Ltd. (A Development Stage Company) Consolidated Statement of Changes in Stockholders' Equity For the Period From May 4, 2011 (Inception) to December 31, 2011 (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	SubscriptionReceivables	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balances at at Dec. 31, 2010
Subscription receivables from shareholders	$ 50,000		$ (50,000)
Subscription receivables from shareholders	50,000					50,000
Cash contributions from shareholders		16,646				16,646
Foreign currency translation adjustment				26		26
Net loss					(16,459)	(16,459)
Balances at at Dec. 31, 2011	$ 50,000	$ 16,646	$ (50,000)	$ 26	$ (16,459)	$ 213
Balances at (in Shares) at Dec. 31, 2011	50,000					50,000

Full East International Ltd. (A Development Stage Company) Consolidated Statement of Cash Flows For the Period From May 4, 2011 (Inception) to December 31, 2011 (USD $)	12 Months Ended
Dec. 31, 2011
Cash Flows From Operating Activities
Net loss	$ (16,459)
Due to related parties	1,763
Net cash used in operating activities	(14,696)
Cash Flows From Financing Activities
Cash contributions from shareholders	16,646
Net cash provided by financing activities	16,646
Effect of exchange rate on currency	26
Net increase in cash and cash equivalents	1,976
Cash and cash equivalents, end of period	1,976
Non-cash investing and financing activities:
Common stock issued for subscription receivable	$ 50,000

NOTE 1 - DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

Full East International Ltd. (“Full East” or the “Company”) was incorporated in the British Virgin Islands on May 4, 2011. It has the expertise in the business of providing advisory services in developing, marketing, and distributing EduCards  used as a tool to educate children through the means of online games.

Full East is a holding company with no operations other than acting as a holding company for its wholly owned subsidiary, Hangzhou Naniya Technology Co., Ltd. (“Naniya”), a wholly-owned foreign enterprise (“WOFE”) established on July 7, 2011, and organized under the laws of the People’s Republic of China (the “PRC”). Naniya's main business is information technology consulting, technology project planning, and outcome of the transfer; non-cultural education and training for adults; computer hardware, electronic products, technology development, technical services and technical advice.

Full East also holds a controlling contractual interest in Hangzhou Xuerun Education & Technology, Ltd. (“Xuerun”).  Xuerun was incorporated in the City of Hangzhou, Province of Zhejiang, People’s Republic of China on July 5, 2011.  Xuerun's main business is engaged in creating online educational games for students who are in primary school and middle school in China and is in the development and creation of a website to educate children how to develop and hone their creative skills through interactive educational games that incorporate Adobe Flash. The games incorporate a curriculum that has been extremely well thought-out and has been developed by some of China’s top professors and child psychology experts. It sets itself apart from other after school programs in China because it deviates from the traditional ways of Chinese education, which incorporate dull and boring ways of teaching, causing children to act in generally the same manner and have similar thought processes. By stimulating the child’s thought processes; the child’s attention is focused on the subject at hand.

On July 7, 2011, Full East signed a series of contractual agreements with Xuerun and its shareholders. The following agreements were entered into concurrent with the Share Exchange Agreement:

(a) Business Cooperation Agreement

Full East has assigned its rights and obligations under the Business Operating Agreement to Xuerun. Pursuant to the provisions of the Business Operating Agreement, Xuerun retained the services of Full East relation to the current and proposed operations of Xuerun's business in China ("Full East's Services"). Under the Business Operating Agreement, Xuerun will remit an annual consulting fee equal to 100% of its annual revenues after deduction of direct operating costs, expenses and taxes in consideration of Full East's services.

(b) Consulting Services Agreement

Full East assigned all of its right, title and interest in and to the Business Operating Agreement and Xuerun agreed to assume all of Full East's obligations under the Business Operating Agreement.

(c) Exclusive Option Agreement

The shareholders of Xuerun, irrevocably granted to Full East or its designated party an exclusive option to purchase, to the extent permitted by China law, a portion or all of their respective equity interests in Xuerun for a purchase price equal to the lowest price permissible under the applicable laws. Full East or its designated party has the sole discretion to decide when to exercise the option, whether in part or in full.

(d) Equity Pledge Agreement

The shareholders of Xuerun pledged all of their equity interests in Xuerun to guarantee the performance of Xuerun in its obligations under the Consulting Services Agreement. If Xuerun or any of its shareholders breaches his/her respective contractual obligations under this agreement, or upon the occurrence of one of the events regarded as an event of default under each such agreement, Full East, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests. The shareholders of Xuerun agree not to dispose of the pledged equity interests or take any actions that would prejudice Full East's interest, and to notify the Company of any events or upon receipt of any notices which may affect Full East's interest in the pledge. The term of the Pledges shall last until all obligations under the Exclusive Business Operating Agreement have been satisfied by Xuerun.

(e) Voting Rights Proxy Agreement

The shareholders of Xuerun agrees to irrevocably grant to Board of Directors of Full East a proxy to vote all of Xuerun's shares for the maximum period of time permitted by PRC law in consideration of the issuance to Xuerun's shares and for other good and valuation consideration. Full East may from time to time establish and amend rules to govern how it shall exercise the powers granted to it by Xuerun herein, including, but not limited to, the number or percentage of directors of Full East which shall be required to authorize or take any action and to sign documents evidencing the taking of such action, and Full East shall only take action in accordance with such rules.

Xuerun shall appoint the person designated by Full East with the voting rights held by Xuerun. Xuerun shall not transfer its equity interests to any individual or company (other than Full East or the individuals or entities designated by Full East). Xuerun acknowledges that it will continue to perform this Proxy Agreement even if one or more than one of them no longer hold the equity interests.

To summarize the paragraphs above, the organization and ownership structure of the Company is currently as follows:

Full East International Ltd., a British Virgin Island company

                                                (100% WOFE)                                                                                                   (100% through contractual agreements)

Hangzhou Naniya Technology, a PRC company	Hangzhou Xuerun Education & Technology Ltd., a PRC company

Development Stage and Going Concern

The Company is presently in the development stage with no revenue. Accordingly, all of the Company’s operating results and cash flows reported in the accompanying financial statements are considered to be those arising from the development stage activities and represent the ‘cumulative from inception’ amounts from its development stage activities.

The Company has incurred net operating losses since inception. The Company faces all the risks common to companies that are relatively new, including under capitalization and uncertainty of funding sources, high initial expenditure levels, uncertain revenue streams, and difficulties in managing growth. At December 31, 2011, the Company has accumulated losses of $16,459.. These factors among others indicate that the Company may be unable to continue as a going concern, particularly in the event that we cannot obtain additional financing and/or attain profitable operations.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty and if the Company cannot continue as a going concern.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation

The accompanying consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America. In the opinion of management, these financial statements include all adjustments, which, unless otherwise disclosed, are of a normal recurring nature, necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. The Company’s fiscal year end is December 31.

Basis of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant inter-company transactions have been eliminated in consolidation.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting year. Because of the use of estimates inherent in the financial reporting process, actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash on deposit with various financial institutions in PRC, Hong Kong, and all highly-liquid investments with original maturities of three months or less at the time of purchase.  Banks and other financial institutions in PRC do not provide insurance for funds held on deposit.

Income taxes

The Company uses the asset and liability method in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and income tax carrying amounts of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.  The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. A valuation allowance, if necessary, is provided against deferred tax assets, based upon management’s assessment as to their realization.

Related parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Foreign currency translation

The functional currencies of Naniya and Xuerun are the Chinese Renminbi (“RMB”), and the functional currency of Full East is the U.S. dollar (“USD”). The Company maintains its financial statements using the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods.

For financial reporting purposes, the financial statements of certain subsidiaries, which are prepared in RMB, are translated into the Company’s reporting currency, USD. Balance sheet accounts are translated using the closing exchange rate in effect at the balance sheet date and income and expense accounts are translated using the average exchange rate prevailing during the reporting period. Adjustments resulting from the translation, if any, are included in accumulated other comprehensive income (loss) in the owners’ equity.

The exchange rates used for foreign currency translation were as follows (USD$1 RMB):

Period	Rate as of December 31, 2011	Average Rate
From May 4, 2011 (inception) to December 31, 2011	6.35230	6.45540

Net loss per common share

Basic net loss per common share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the diluted weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

Subsequent events

The Company reviewed all material events through the date that these financial statements were available to be issued (May 17, 2012) and there were no material subsequent events to report.

New accounting pronouncements

The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s financial statements.

NOTE 3 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

NOTE 3 – RELATED PARTY TRANSACTIONS

At December 31, 2011, the Company had a payable of $1,763 due to its related parties. The balance was related to the expenditures paid by the shareholders on behalf of the Company that are subject to reimbursements.

Currently, the Company is occupying space provided by a shareholder free of charge.

NOTE 4 - STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]

NOTE 4 – STOCKHOLDERS' EQUITY

On May 4, 2011, the Company issued 50,000 shares of common stock to the Company’s founders at a value of $50,000 ($1 per share) and the Company has not received the cash as of December 31, 2011.

During the period ended December 31, 2011, the Company received cash contributions of $16,646 from its officers as contributed capital to pay the start-up costs and other operating expenses.

The Company has not issued any options or warrants as of December 31, 2011.

NOTE 5 - OPERATING RISKS	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Text Block]

NOTE 5 – OPERATING RISKS

Concentration of credit risk

The Company maintains cash balances at various financial institutions in the PRC that do not provide insurance for amounts on deposit. The Company operates principally in the PRC and grants credit to its customers. Although the PRC is economically stable, it is always possible that unanticipated events both domestically and in foreign countries could disrupt the operations of the Company or its customers.

Country risk

The Company has investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion, international remittances and rates and methods of taxation, among other things. The Company can give no assurance that those changes in political and other conditions will not result in have a material adverse effect upon the Company’s business and financial condition.

NOTE 6 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]

NOTE 6 – SUBSEQUENT EVENTS

On May 14, 2012, Neologic Animation Inc. (formerly Narnia Corp) (“Neologic”) issued 100,000,000 shares of common stock in exchange for all 50,000 shares held by Full East's shareholders.  Neologic cancelled 77,729,000 shares of common stock held by Yongfu Zhu.